COST REDUCTION ACTIONS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended		6 Months Ended	21 Months Ended
	Dec. 29, 2012 2012 Program item	Dec. 31, 2011 2011 Actions item	Jan. 01, 2011 Q3 2010-Q4 2010 Actions item	Jul. 03, 2010 Q4 2008 - Q2 2010 Program item
Restructuring Cost and Reserve
Charges		$ 45.0	$ 10.0	$ 150.0
Charges	57.7
Cash charges				$ 105
Number of positions reduced as a result of Cost Reduction Actions	1,060	910	725	4,350
Number of positions remaining	60